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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05685
                                    --------------------------------------------


                          Williamsburg Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


    225 Pictoria Drive, Suite 450    Cincinnati, Ohio               45246
--------------------------------------------------------------------------------
       (Address of principal executive offices)                   (Zip code)


                             W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP         One Post Office Square         Boston, MA 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 587-3400
                                                    ----------------------------

Date of fiscal year end:   March 31, 2008
                           -----------------------------------------------------

Date of reporting period:  June 30, 2007
                           -----------------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 90.0%                                 VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 8.1%
     3,839     Citadel Broadcasting Corporation                  $      24,762
    10,000     Harrah's Entertainment, Inc.                            852,600
    45,000     Home Depot, Inc.                                      1,770,750
     5,500     J.C. Penney Company, Inc.                               398,090
    10,000     Johnson Controls, Inc.                                1,157,700
    11,000     NIKE, Inc. - Class B                                    641,190
     5,000     Nordstrom, Inc.                                         255,600
    10,000     Saks, Inc.(a)                                           213,500
    50,000     Walt Disney Company (The)                             1,707,000
                                                                 -------------
                                                                     7,021,192
                                                                 -------------
               CONSUMER STAPLES - 7.6%
    33,000     Altria Group, Inc.                                    2,314,620
    22,836     Kraft Foods, Inc. - Class A                             804,969
    10,000     PepsiCo, Inc.                                           648,500
    30,000     Procter & Gamble Company (The)                        1,835,700
    23,000     Walgreen Company                                      1,001,420
                                                                 -------------
                                                                     6,605,209
                                                                 -------------
               ENERGY - 13.8%
    23,314     Apache Corporation                                    1,902,189
    10,000     BP plc - ADR                                            721,400
    26,000     Chevron Corporation                                   2,190,240
    27,000     ConocoPhillips                                        2,119,500
     1,000     EnergySouth, Inc.                                        51,000
    21,300     Exxon Mobil Corporation                               1,786,644
       476     Hugoton Royalty Trust                                    12,010
    32,990     Spectra Energy Corporation                              856,420
    10,000     Transocean, Inc.(a)                                   1,059,800
    10,000     Valero Energy Corporation                               738,600
     8,000     XTO Energy, Inc.                                        480,800
                                                                 -------------
                                                                    11,918,603
                                                                 -------------
               FINANCIALS - 19.0%
    27,080     Aegon N.V. - ARS                                        532,122
    28,000     AFLAC, Inc.                                           1,439,200
     2,000     American Capital Strategies Ltd.                         85,040
    37,000     American Express Company                              2,263,660
     4,000     American International Group, Inc.                      280,120
    62,870     Bank of America Corporation                           3,073,714
     5,000     Broadridge Financial Solutions, Inc.                     95,600
    15,000     Charles Schwab Corporation                              307,800
    35,000     Citigroup, Inc.                                       1,795,150
    27,200     Colonial Properties Trust                               991,440

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 90.0% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               FINANCIALS - 19.0% (CONTINUED)
     7,000     Goldman Sachs Group, Inc. (The)                   $   1,517,250
     6,000     JPMorgan Chase & Company                                290,700
     5,000     MetLife, Inc.                                           322,400
    20,000     Progressive Corporation                                 478,600
    15,000     Rayonier, Inc.                                          677,100
    70,000     U.S. Bancorp                                          2,306,500
                                                                 -------------
                                                                    16,456,396
                                                                 -------------
               HEALTH CARE - 11.1%
    15,800     Becton, Dickinson & Company                           1,177,100
    20,000     Cardinal Health, Inc.                                 1,412,800
    20,000     Elan Corporation(a)                                     438,600
     5,000     Fresenius Medical Care AG & Company - ADR               229,700
    21,000     Johnson & Johnson                                     1,294,020
    11,250     Techne Corporation(a)                                   643,613
    43,000     UnitedHealth Group, Inc.                              2,199,020
    28,000     WellPoint, Inc.(a)                                    2,235,240
                                                                 -------------
                                                                     9,630,093
                                                                 -------------
               INDUSTRIALS - 14.9%
    26,000     Caterpillar, Inc.                                     2,035,800
     2,500     C.H. Robinson Worldwide, Inc.                           131,300
    30,000     Emerson Electric Company                              1,404,000
    15,000     FedEx Corporation                                     1,664,550
    23,000     General Dynamics Corporation                          1,799,060
    25,000     General Electric Company                                957,000
    16,000     Ingersoll-Rand Company Ltd. - Class A                   877,120
     2,500     Joy Global, Inc.                                        145,825
    10,000     Norfolk Southern Corporation                            525,700
    32,000     Quanta Services, Inc.(a)                                981,440
     5,000     Stericycle, Inc.(a)                                     222,300
    16,000     United Technologies Corporation                       1,134,880
    16,000     Waters Corporation(a)                                   949,760
                                                                 -------------
                                                                    12,828,735
                                                                 -------------
               INFORMATION TECHNOLOGY - 11.1%
    44,000     Adobe Systems, Inc.(a)                                1,766,600
     5,000     Applied Materials, Inc.                                  99,350
    20,000     Automatic Data Processing, Inc.                         969,400
     4,000     Cerner Corporation(a)                                   221,880
    62,000     Cisco Systems, Inc.(a)                                1,726,700
    30,000     Corning, Inc.                                           766,500
    37,000     Hewlett-Packard Company                               1,650,940
     7,000     International Business Machines Corporation             736,750

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 90.0% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY - 11.1% (CONTINUED)
     5,000     Microsoft Corporation                             $     147,350
    18,000     Network Appliance, Inc.(a)                              525,600
    27,000     Texas Instruments, Inc.                               1,016,010
                                                                 -------------
                                                                     9,627,080
                                                                 -------------
               MATERIALS - 2.2%
     7,000     Alcoa, Inc.                                             283,710
     2,155     Florida Rock Industries, Inc.                           145,462
    10,000     Nucor Corporation                                       586,500
     7,000     POSCO - ADR                                             840,000
                                                                 -------------
                                                                     1,855,672
                                                                 -------------
               TELECOMMUNICATIONS SERVICES - 0.5%
     6,000     AT&T, Inc.                                              249,000
    15,000     Quest Communications International, Inc.(a)             145,500
                                                                 -------------
                                                                       394,500
                                                                 -------------
               UTILITIES - 1.7%
    65,980     Duke Energy Corporation                               1,207,434
     5,000     Wisconsin Energy Corporation                            221,150
                                                                 -------------
                                                                     1,428,584
                                                                 -------------

               TOTAL COMMON STOCKS (Cost $35,015,438)            $  77,766,064
                                                                 -------------

================================================================================
    SHARES     EXCHANGE-TRADED FUNDS - 9.5%                          VALUE
--------------------------------------------------------------------------------
    51,500     iShares MSCI EAFE Index Fund                      $   4,152,445
    10,000     Rydex S&P Equal Weight ETF                              511,600
     7,000     Vanguard Consumer Discretionary ETF                     444,290
     5,000     Vanguard Consumer Staples ETF                           336,400
     1,000     Vanguard Emerging Markets ETF                            90,770
     9,000     Vanguard Financials ETF                                 574,650
    10,000     Vanguard FTSE All-World Ex-US Index ETF(a)              568,400
    14,000     Vanguard Information Technology Index ETF               807,520
     2,000     Vanguard Materials ETF                                  169,560
     7,000     Vanguard Telecommunication Services ETF                 578,550
                                                                 -------------

               TOTAL EXCHANGE-TRADED FUNDS (Cost $7,227,692)     $   8,234,185
                                                                 -------------

================================================================================
 PAR VALUE     COMMERCIAL PAPER - 0.6%                               VALUE
--------------------------------------------------------------------------------
$  544,000     U.S. Bancorp, discount, due 07/02/2007
                 (Cost $543,923)                                 $     543,923
                                                                 -------------

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     MONEY MARKET FUNDS - 0.0%                             VALUE
--------------------------------------------------------------------------------
     1,055     AIM STIT - STIC Prime Portfolio -
                 Institutional Class (Cost $1,055)               $       1,055
                                                                 -------------
               TOTAL INVESTMENTS AT VALUE - 100.1%
                 (Cost $42,788,108)                              $  86,545,227
                                                                 -------------

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)         (136,302)
                                                                 -------------

               NET ASSETS - 100.0%                               $  86,408,925
                                                                 =============

(a) Non-income producing security.
ADR - American Depositary Receipt
ARS - American Registered Shares

See accompanying notes to schedule of investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
  SHARES       COMMON STOCKS - 93.1%                                  VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 12.6%
     2,500     AnnTaylor Stores Corporation(a)                   $      88,550
     2,000     ArvinMeritor, Inc.                                       44,400
     6,500     Barnes & Noble, Inc.                                    250,055
     5,700     BJ's Wholesale Club, Inc.(a)                            205,371
     2,000     Bob Evans Farms, Inc.                                    73,700
     1,500     BorgWarner, Inc.                                        129,060
     1,700     CBRL Group, Inc.                                         72,216
     2,000     Coach, Inc.(a)                                           94,780
     3,500     DreamWorks Animation SKG, Inc.(a)                       100,940
     3,000     Family Dollar Stores, Inc.                              102,960
     7,000     GameStop Corporation - Class A(a)                       273,700
     4,500     Harrah's Entertainment, Inc.                            383,670
     4,000     Hasbro, Inc.                                            125,640
     5,500     Herman Miller, Inc.                                     173,800
     4,300     Hilton Hotels Corporation                               143,921
     3,000     IAC/InterActiveCorp(a)                                  103,830
       500     International Speedway Corporation - Class A             26,355
     2,500     ITT Educational Services, Inc.(a)                       293,450
     2,000     Jarden Corporation(a)                                    86,020
     2,500     Liberty Global, Inc.(a)                                 102,600
     3,000     Mattel, Inc.                                             75,870
     5,000     MSC Industrial Direct Company, Inc.                     275,000
     3,200     OfficeMax, Inc.                                         125,760
     5,800     O'Reilly Automotive, Inc.(a)                            211,990
     3,000     Phillips-Van Heusen Corporation                         181,710
     3,000     Ross Stores, Inc.                                        92,400
     3,500     Saks, Inc.(a)                                            74,725
     2,500     Scholastic Corporation(a)                                89,850
     6,000     Service Corporation International                        76,680
     3,000     Sinclair Broadcast Group, Inc.                           42,660
     2,000     Snap-on, Inc.                                           101,020
     2,500     Sotheby's                                               115,050
     2,000     Vail Resorts, Inc.(a)                                   121,740
                                                                 -------------
                                                                     4,459,473
                                                                 -------------
               CONSUMER STAPLES - 2.2%
     5,400     Church & Dwight Company, Inc.                           261,684
     6,000     Hormel Foods Corporation                                224,100
     4,700     J.M. Smucker Company                                    299,202
                                                                 -------------
                                                                       784,986
                                                                 -------------
               ENERGY - 6.6%
     3,760     Cameron International Corporation(a)                    268,727
     4,000     FMC Technologies, Inc.(a)                               316,880

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES      COMMON STOCKS - 93.1% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               ENERGY - 6.6% (CONTINUED)
     4,350     Murphy Oil Corporation                            $     258,564
     2,800     Newfield Exploration Company(a)                         127,540
     2,680     Noble Corporation                                       261,354
     4,800     Peabody Energy Corporation                              232,224
     5,000     Pride International, Inc.(a)                            187,300
     4,500     Smith International, Inc.                               263,880
     5,800     Valero Energy Corporation                               428,388
                                                                 -------------
                                                                     2,344,857
                                                                 -------------
               FINANCIALS - 15.7%
     8,400     American Financial Group, Inc.                          286,860
     7,300     Associated Banc-Corp                                    238,710
     6,000     Bank of Hawaii Corporation                              309,840
    10,050     Berkley (W.R.) Corporation                              327,027
     9,000     Brown & Brown, Inc.                                     226,260
     5,500     Compass Bancshares, Inc.                                379,390
     5,600     Cullen/Frost Bankers, Inc.                              299,432
    10,250     Eaton Vance Corporation                                 452,845
     2,600     Everest Re Group Ltd.                                   282,464
     9,300     HCC Insurance Holdings, Inc.                            310,713
     6,200     Investors Financial Services Corporation                382,354
    10,400     Jefferies Group, Inc.                                   280,592
     2,900     Legg Mason, Inc.                                        285,302
     4,600     Liberty Property Trust                                  202,078
     1,129     PNC Financial Services Group, Inc.                       80,814
     6,941     Potlatch Corporation                                    298,810
     4,000     Radian Group, Inc.                                      216,000
     7,000     Rayonier, Inc.                                          315,980
     3,300     Westamerica Bancorporation                              145,992
     5,200     Wilmington Trust Corporation                            215,852
                                                                 -------------
                                                                     5,537,315
                                                                 -------------
               HEALTH CARE - 11.3%
     1,400     Alcon, Inc.                                             188,874
     2,500     Applera Corporation - Applied Biosystems Group           76,350
     3,450     Barr Pharmaceuticals, Inc.(a)                           173,294
     2,500     Bio-Rad Laboratories, Inc. - Class A(a)                 188,925
     1,500     Cephalon, Inc.(a)                                       120,585
     8,000     Community Health Systems, Inc.(a)                       323,600
     7,000     Covance, Inc.(a)                                        479,920
     8,250     Coventry Health Care, Inc.(a)                           475,612
     5,600     DENTSPLY International, Inc.                            214,256
     1,000     Elan Corporation plc - ADR(a)                            21,930
     4,000     Fresenius Medical Care AG & Company - ADR               183,760
    12,000     Gilead Sciences, Inc.(a)                                465,240

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 93.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               HEALTH CARE - 11.3% (CONTINUED)
     2,800     Henry Schein, Inc.(a)                             $     149,604
       500     Millipore Corporation(a)                                 37,545
     8,700     Mylan Laboratories, Inc.                                158,253
     2,000     ResMed, Inc.(a)                                          82,520
     4,500     Techne Corporation(a)                                   257,445
     3,900     UnitedHealth Group, Inc.                                199,446
     4,600     Varian Medical Systems, Inc.(a)                         195,546
                                                                  ------------
                                                                     3,992,705
                                                                  ------------
               INDUSTRIALS - 15.0%
     3,000     Alexander & Baldwin, Inc.                               159,330
     7,500     AMETEK, Inc.                                            297,600
     5,000     ChoicePoint, Inc.(a)                                    212,250
     6,000     C.H. Robinson Worldwide, Inc.                           315,120
     3,000     Corporate Executive Board Company                       194,730
     6,000     Donaldson Company, Inc.                                 213,300
     6,000     Expeditors International of Washington, Inc.            247,800
     7,000     Fastenal Company                                        293,020
     3,500     Goodrich Corporation                                    208,460
     6,000     Graco, Inc.                                             241,680
     6,000     Jacobs Engineering Group, Inc.(a)                       345,060
     2,000     Joy Global, Inc.                                        116,660
     3,000     L-3 Communications Holdings, Inc.                       292,170
     4,000     Manpower, Inc.                                          368,960
     3,000     Overseas Shipholding Group, Inc.                        244,200
     5,000     SPX Corporation                                         439,050
     9,000     Stericycle, Inc.(a)                                     400,140
     2,750     Teleflex, Inc.                                          224,895
     2,000     Thomas & Betts Corporation(a)                           116,000
     9,000     Trinity Industries, Inc.                                391,860
                                                                  ------------
                                                                     5,322,285
                                                                  ------------
               INFORMATION TECHNOLOGY - 16.3%
     8,000     Activision, Inc.(a)                                     149,360
     8,000     Acxiom Corporation                                      211,600
     8,500     ADC Telecommunications, Inc.(a)                         155,805
     5,000     ADTRAN, Inc.                                            129,850
     4,000     Advent Software, Inc.(a)                                130,200
     5,000     Alliance Data Systems Corporation(a)                    386,400
     8,000     Arrow Electronics, Inc.(a)                              307,440
     3,500     CDW Corporation                                         297,395
     6,000     Cerner Corporation(a)                                   332,820
     4,500     CheckFree Corporation(a)                                180,900
     4,000     Cognizant Technology Solutions Corporation(a)           300,360
     6,500     Cree, Inc.(a)                                           168,025
     4,000     DST Systems, Inc.(a)                                    316,840

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES      COMMON STOCKS - 93.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY - 16.3% (CONTINUED)
     5,500     Harris Corporation                                $     300,025
    10,000     Integrated Device Technology, Inc.(a)                   152,700
     9,000     Jack Henry & Associates, Inc.                           231,750
     1,500     Koninklijke (Royal) Philips
                  Electronics N.V. - ADR                                63,480
     7,000     Lam Research Corporation(a)                             359,800
     5,000     Linear Technology Corporation                           180,900
     6,000     Macrovision Corporation(a)                              180,360
     5,000     Microchip Technology, Inc.                              185,200
     8,000     National Instruments Corporation                        260,560
     4,000     Plantronics, Inc.                                       104,880
     8,000     SanDisk Corporation(a)                                  391,520
     7,000     Xilinx, Inc.                                            187,390
     2,500     Zebra Technologies Corporation(a)                        96,850
                                                                 -------------
                                                                     5,762,410
                                                                 -------------
               MATERIALS - 6.3%
     4,000     Airgas, Inc.                                            191,600
     9,000     Albemarle Corporation                                   346,770
     4,000     Cabot Corporation                                       190,720
     3,200     Eagle Materials, Inc.                                   156,960
     3,000     Martin Marietta Materials, Inc.                         486,060
     4,000     Scotts Miracle-Gro Company (The) - Class A              171,760
     5,000     Sonoco Products Company                                 214,050
     6,500     Steel Dynamics, Inc.                                    272,415
     7,000     Valspar Corporation (The)                               198,870
                                                                 -------------
                                                                     2,229,205
                                                                 -------------
               TELECOMMUNICATIONS SERVICES - 0.2%
     1,000     Telephone and Data Systems, Inc.                         62,570
                                                                 -------------
               UTILITIES - 6.9%
     7,000     AGL Resources, Inc.                                     283,360
     8,300     Alliant Energy Corporation                              322,455
     7,000     Equitable Resources, Inc.                               346,920
     8,850     MDU Resources Group, Inc.                               248,154
     5,750     ONEOK, Inc.                                             289,857
     7,900     Pepco Holdings, Inc.                                    222,780
    10,800     Puget Energy, Inc.                                      261,144
     6,300     SCANA Corporation                                       241,227
     5,000     Wisconsin Energy Corporation                            221,150
                                                                 -------------
                                                                     2,437,047
                                                                 -------------

               TOTAL COMMON STOCKS (Cost $22,850,285)            $  32,932,853
                                                                 -------------

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE     COMMERCIAL PAPER - 6.8%                                VALUE
--------------------------------------------------------------------------------
$  625,000     Prudential Funding, LLC, discount, due 07/02/2007 $     624,911
 1,768,000     U.S. Bancorp, discount, due 07/02/2007                1,767,749
                                                                 -------------
               TOTAL COMMERCIAL PAPER (Cost $2,392,660)          $   2,392,660
                                                                 -------------

================================================================================
  SHARES       MONEY MARKET FUNDS - 0.0%                              VALUE
--------------------------------------------------------------------------------
     1,494     AIM STIT - STIC Prime Portfolio -
                  Institutional Class (Cost $1,494)              $       1,494
                                                                 -------------
               TOTAL INVESTMENTS AT VALUE - 99.9%
                  (Cost $25,244,439)                             $  35,327,007

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%             45,911
                                                                 -------------

               NET ASSETS - 100.0%                               $  35,372,918
                                                                 =============

(a) Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

THE GOVERNMENT STREET BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
PAR VALUE      U.S. TREASURY AND AGENCY OBLIGATIONS - 28.3%          VALUE
--------------------------------------------------------------------------------
               U.S. TREASURY NOTES - 0.4%
$  100,000     5.625%, due 05/15/2008                            $     100,500
                                                                 -------------
               FEDERAL HOME LOAN BANK - 17.7%
 1,000,000     5.25%, due 09/04/2007                                   999,688
   735,000     5.10%, due 03/06/2008                                   733,663
   500,000     5.375%, due 09/14/2009                                  498,908
 2,000,000     5.00%, due 08/16/2011                                 1,967,864
 1,000,000     5.00%, due 06/13/2012                                   979,656
                                                                 -------------
                                                                     5,179,779
                                                                 -------------
               FEDERAL HOME MORTGAGE LOAN CORPORATION - 6.8%
 1,000,000     5.25%, due 05/07/2009                                   998,338
 1,000,000     5.375%, due 01/09/2014                                  986,968
                                                                 -------------
                                                                     1,985,306
                                                                 -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.4%
 1,000,000     5.00%, due 09/14/2007                                   999,088
                                                                 -------------

               TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
                  (Cost $8,346,276)                              $   8,264,673
                                                                 -------------

================================================================================
PAR VALUE      MORTGAGE-BACKED SECURITIES - 22.5%                    VALUE
--------------------------------------------------------------------------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.0%
$   54,271     Pool #438434, 6.50%, due 01/15/2013               $      55,324
     5,754     Pool #470177, 7.00%, due 03/15/2014                       5,922
    15,960     Pool #518403, 7.00%, due 09/15/2014                      16,426
       997     Pool #181540, 8.00%, due 02/15/2017                       1,054
   157,605     Pool #581879, 6.50%, due 03/15/2017                     160,664
    14,975     Pool #493659, 6.50%, due 12/15/2018                      15,215
    65,947     Pool #476695, 6.50%, due 10/15/2023                      67,003
    32,580     Pool #366710, 6.50%, due 02/15/2024                      33,101
    28,599     Pool #453826, 7.25%, due 09/15/2027                      29,700
    51,131     Pool #412360, 7.00%, due 11/15/2027                      52,791
   170,841     Pool #447408, 7.00%, due 01/15/2028                     176,386
    12,432     Pool #454162, 7.00%, due 05/15/2028                      12,835
   104,115     Pool #780825, 6.50%, due 07/15/2028                     105,782
    22,010     Pool #2617, 7.50%, due 07/20/2028                        22,804
    19,175     Pool #158794, 7.00%, due 09/15/2028                      19,798
    18,736     Pool #486760, 6.50%, due 12/15/2028                      19,036
    66,588     Pool #781096, 6.50%, due 12/15/2028                      67,654
    67,626     Pool #781136, 7.00%, due 12/15/2028                      69,821
    47,259     Pool #506618, 7.00%, due 03/15/2029                      48,793

THE GOVERNMENT STREET BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
PAR VALUE      MORTGAGE-BACKED SECURITIES - 22.5% (CONTINUED)        VALUE
--------------------------------------------------------------------------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.0%
                  (CONTINUED)
$   12,474     Pool #511562, 7.50%, due 07/15/2030               $      12,974
    72,121     Pool #448316, 6.50%  due 04/15/2031                      73,276
    50,264     Pool #530606, 6.50%  due 04/15/2031                      51,069
    27,382     Pool #545820, 7.00%  due 06/15/2031                      28,270
   189,664     Pool #781330, 6.00%, due 09/15/2031                     188,693
    65,610     Pool #3228, 6.50%, due 04/20/2032                        66,702
    98,812     Pool #569903, 6.50%, due 06/15/2032                     100,395
   546,186     Pool #595934, 6.00%, due 09/15/2032                     543,391
                                                                 -------------
                                                                     2,044,879
                                                                 -------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.1%
   901,568     Pool #01173, 5.50%, due 06/01/2017                      887,918
 1,520,091     Pool #G18056, 5.00%, due 06/01/2020                   1,470,181
                                                                 -------------
                                                                     2,358,099
                                                                 -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.4%
   671,758     Pool #635149, 5.50%, due 07/01/2017                     661,797
 1,593,397     Pool #255808, 5.00%, due 07/01/2025                   1,517,618
                                                                 -------------
                                                                     2,179,415
                                                                 -------------
               TOTAL MORTGAGE-BACKED SECURITIES
                  (Cost $6,839,358)                              $   6,582,393
                                                                 -------------

================================================================================
PAR VALUE      CORPORATE BONDS - 38.8%                               VALUE
--------------------------------------------------------------------------------
               FINANCE - 18.1%
               American General Finance Corporation,
$1,500,000        4.50%, due 11/15/2007                          $   1,495,862

               CIT Group, Inc.,
 2,000,000        4.75%, due 12/15/2010                              1,939,744

               JPMorgan Chase & Company,
 1,000,000        4.50%, due 01/15/2012                                957,853

               Student Loan Marketing Association,
 1,000,000        5.125%, due 08/27/2012                               885,199
                                                                 -------------
               TOTAL FINANCE CORPORATE BONDS                         5,278,658
                                                                 -------------
               INDUSTRIAL - 20.7%
               First Data Corporation,
 1,000,000        4.70%, due 08/01/2013                                962,351

               Ford Motor Company,
 1,000,000        7.25%, due 10/01/2008                              1,002,500

THE GOVERNMENT STREET BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
PAR VALUE      CORPORATE BONDS - 38.8% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
               INDUSTRIAL - 20.7% (CONTINUED)
               General Dynamics Corporation,
$1,750,000        4.50%, due 08/15/2010                          $   1,711,073

               Hewlett-Packard Company,
 1,500,000        5.50%, due 07/01/2007                              1,500,000

               Praxair, Inc.,
   885,000        4.75%, due 07/15/2007                                884,876
                                                                 -------------
               TOTAL INDUSTRIAL CORPORATE BONDS                      6,060,800
                                                                 -------------

               TOTAL CORPORATE BONDS (Cost $11,651,421)          $  11,339,458
                                                                 -------------

================================================================================
PAR VALUE      COMMERCIAL PAPER - 9.5%                               VALUE
--------------------------------------------------------------------------------
$1,311,000     Prudential Funding, LLC, discount, due
                  07/02/2007                                     $   1,310,813
 1,464,000     U.S. Bancorp, discount, due 07/02/2007                1,463,792
                                                                 -------------
               TOTAL COMMERCIAL PAPER (Cost $2,774,605)          $   2,774,605
                                                                 -------------

================================================================================
SHARES         MONEY MARKET FUNDS - 0.0%                             VALUE
--------------------------------------------------------------------------------
     1,918     AIM STIT - STIC Prime Portfolio - Institutional
                  Class (Cost $1,918)                            $       1,918
                                                                 -------------
               TOTAL INVESTMENTS AT VALUE - 99.1%
                  (Cost $29,613,578)                             $  28,963,047

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%            261,647
                                                                 -------------

               NET ASSETS - 100.0%                               $  29,224,694
                                                                 =============

See accompanying notes to schedule of investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 96.5%                         VALUE
--------------------------------------------------------------------------------
               Alabama Drinking Water Financing Auth., Rev.,
$  250,000        4.00%, due 08/15/2014                          $     247,818
                                                                 -------------
               Alabama Special Care Facilities Financing Auth.,
                  Birmingham, Rev.,
   500,000        4.50%, due 11/01/2009, ETM                           505,950
   400,000        5.375%, due 11/01/2012, ETM                          401,940
                                                                 -------------
                                                                       907,890
                                                                 -------------
               Alabama Special Care Facilities Financing Auth.,
                  Mobile Hospital, Rev.,
   250,000        4.50%, due 11/01/2010, ETM                           253,445
                                                                 -------------
               Alabama State Federal Highway Financing Auth.,
                  Rev.,
   210,000        5.00%, due 03/01/2009                                213,967
   300,000        5.00%, due 03/01/2016                                311,979
                                                                 -------------
                                                                       525,946
                                                                 -------------
               Alabama State, GO,
   500,000        3.00%, due 09/01/2007                                499,165
   250,000        5.00%, due 06/01/2012                                257,350
   300,000        5.00%, due 09/01/2016                                311,289
   300,000        5.00%, due 09/01/2017                                317,937
                                                                 -------------
                                                                     1,385,741
                                                                 -------------
               Alabama State Parks System Improvement
                  Corporation, GO,
   200,000        5.50%, due 06/01/2010                                208,920
                                                                 -------------
               Alabama State Public School & College Auth.,
                  Capital Improvements, Rev.,
   300,000        5.00%, due 02/01/2010                                307,944
   475,000        5.00%, due 11/01/2012                                488,932
   600,000        5.125%, due 11/01/2013                               618,570
   525,000        5.125%, due 11/01/2015                               541,249
                                                                 -------------
                                                                     1,956,695
                                                                 -------------
               Alabama State Public School & College Auth., Rev.,
   355,000        5.00%, due 05/01/2010                                365,284
                                                                 -------------
               Alabama Water Pollution Control Auth., Rev.,
   500,000        5.00%, due 08/15/2010                                515,875
                                                                 -------------
               Anniston, AL, Waterworks & Sewer Board, Rev.,
   400,000        4.00%, due 06/01/2015                                399,344
                                                                 -------------
               Athens, AL, Electric Rev. Warrants,
   500,000        3.00%, due 06/01/2011                                476,290
                                                                 -------------
               Athens, AL, School Warrants,
   335,000        5.05%, due 08/01/2015                                342,450
                                                                 -------------

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 96.5% (CONTINUED)             VALUE
--------------------------------------------------------------------------------
               Auburn, AL, Capital Improvements, School Warrants,
$  225,000        GO, 5.00%, due 08/01/2012                      $     234,923
                                                                 -------------
               Auburn, AL, GO,
   300,000        4.00%, due 08/01/2007                                300,054
   285,000        4.25%, due 08/01/2009                                287,317
                                                                 -------------
                                                                       587,371
                                                                 -------------
               Auburn, AL, Water Works Board, Rev.,
   335,000        5.00%, due 07/01/2015                                349,211
                                                                 -------------
               Auburn University, AL, General Fee Rev.,
   400,000        4.45%, due 06/01/2011                                403,584
                                                                 -------------
               Baldwin Co., AL, Board of Education, Rev.
                  Warrants,
   200,000        5.20%, due 06/01/2009                                202,206
   300,000        5.00%, due 06/01/2010                                308,772
                                                                 -------------
                                                                       510,978
                                                                 -------------
               Baldwin Co., AL, GO,
   500,000        4.50%, due 11/01/2008                                504,745
   200,000        5.00%, due 02/01/2015                                209,564
                                                                 -------------
                                                                       714,309
                                                                 -------------
               Baldwin Co., AL, Warrants - Series A,
   320,000        5.00%, due 02/01/2017                                339,453
                                                                 -------------
               Birmingham, AL, Industrial Water Board, Rev.,
    60,000        6.00%, due 07/01/2007                                 60,007
                                                                 -------------
               Birmingham, AL, Special Care Facilities Financing
                  Authority, Rev.,
   300,000        3.70%, due 06/01/2009                                299,139
                                                                 -------------
               Decatur, AL, GO, Warrants,
   300,000        5.00%, due 06/01/2009                                303,087
                                                                 -------------
               Decatur, AL, Water Rev.,
   100,000        5.00%, due 05/01/2014                                102,842
                                                                 -------------
               Dothan, AL, GO,
   500,000        5.50%, due 09/01/2014                                521,500
                                                                 -------------
               Fairhope, AL, Warrants,
   295,000        5.10%, due 06/01/2014                                306,552
                                                                 -------------
               Florence, AL, School Warrants,
   200,000        4.65%, due 12/01/2012                                204,190
                                                                 -------------

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 96.5% (CONTINUED)             VALUE
--------------------------------------------------------------------------------
               Foley, AL, Utilities Board, Rev.,
$  500,000        4.00%, due 11/01/2007                          $     500,410
                                                                 -------------
               Homewood, AL, GO, Warrants,
   500,000        5.00%, due 09/01/2014                                523,900
   250,000        5.00%, due 09/01/2015                                264,178
                                                                 -------------
                                                                       788,078
                                                                 -------------
               Houston Co., AL, GO,
   300,000        5.60%, due 10/15/2014                                316,833
                                                                 -------------
               Huntsville, AL, Capital Improvements, GO,
   100,000        3.25%, due 11/01/2010                                 97,491
                                                                 -------------
               Huntsville, AL, Electric Systems, Rev.,
   250,000        4.80%, due 12/01/2012                                254,138
                                                                 -------------
               Huntsville, AL, GO,
   200,000        4.50%, due 08/01/2007                                200,122
   400,000        5.50%, due 08/01/2009                                413,272
   500,000        5.00%, due 08/01/2011                                519,245
   250,000        5.25%, due 11/01/2012                                256,888
                                                                 -------------
                                                                     1,389,527
                                                                 -------------
               Huntsville, AL, Water Systems, Rev.,
   200,000        4.70%, due 11/01/2013                                203,518
                                                                 -------------
               Jefferson Co., AL, Sewer Rev.,
   225,000        5.00%, due 02/01/2041, prerefunded 02/01/2011
                  @ 101                                                234,704
                                                                 -------------
               Madison, AL, Warrants,
   200,000        4.40%, due 02/01/2011                                202,124
   400,000        4.85%, due 02/01/2013                                408,100
                                                                 -------------
                                                                       610,224
                                                                 -------------
               Madison Co., AL, Board of Education, Capital
                  Outlay Tax Antic. Warrants,
   400,000        5.20%, due 03/01/2011                                415,864
   250,000        5.20%, due 03/01/2014                                259,947
                                                                 -------------
                                                                       675,811
                                                                 -------------
               Mobile, AL, GO,
   100,000        4.50%, due 08/01/2013                                102,339
   400,000        4.75%, due 02/15/2014                                412,688
                                                                 -------------
                                                                       515,027
                                                                 -------------
               Montgomery, AL, GO,
   300,000        5.00%, due 11/01/2015                                311,703
                                                                 -------------

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 96.5% (CONTINUED)             VALUE
--------------------------------------------------------------------------------
               Montgomery, AL, Waterworks & Sanitation, Rev.,
$  500,000        5.00%, due 09/01/2008                          $     507,150
   350,000        5.25%, due 09/01/2011                                366,912
                                                                 -------------
                                                                       874,062
                                                                 -------------
               Mountain Brook, AL, City Board of Education,
                  Capital Outlay Warrants,
   405,000        4.80%, due 02/15/2011                                405,255
                                                                 -------------
               Opelika, AL, GO,
   210,000        4.00%, due 03/01/2010                                210,731
                                                                 -------------
               Scottsboro, AL, Waterworks Sewer & Gas Board,
   200,000        Rev., 4.35%, due 08/01/2011                          201,464
                                                                 -------------
               Shelby Co., AL, Board of Education, Rev.
   500,000        Warrants, 4.80%, due 02/01/2011                      511,085
                                                                 -------------
               St. Clair Co., AL, GO,
   145,000        4.00%, due 08/01/2013                                145,229
   205,000        4.00%, due 08/01/2014                                205,118
                                                                 -------------
                                                                       350,347
                                                                 -------------
               Trussville, AL, Warrants,
   400,000        4.30%, due 10/01/2010                                404,584
                                                                 -------------
               Tuscaloosa, AL, Board of Education, GO,
   300,000        4.625%, due 08/01/2008                               300,201
                                                                 -------------
               Tuscaloosa, AL, Board of Education, Special Tax
                  Warrants,
   300,000        4.85%, due 02/15/2013                                300,219
                                                                 -------------
               Tuscaloosa, AL, Warrants, GO,
   145,000        4.25%, due 02/15/2011                                146,329
   500,000        5.45%, due 01/01/2014                                522,625
                                                                 -------------
                                                                       668,954
                                                                 -------------
               Tuscaloosa Co., AL, Warrants, GO,
   425,000        4.30%, due 10/01/2009                                429,530
   400,000        5.55%, due 01/01/2015, prerefunded 01/01/2010
                  @ 101                                                419,044
                                                                 -------------
                                                                       848,574
                                                                 -------------
               University of Alabama, AL, General Fee Rev.,
   240,000        4.10%, due 12/01/2013                                240,828
                                                                 -------------
               University of Alabama, AL, Series A, Rev.,
   375,000        4.00%, due 10/01/2010                                376,234
                                                                 -------------

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 96.5% (CONTINUED)             VALUE
--------------------------------------------------------------------------------
               Vestavia Hills, AL, Warrants,
$  565,000        5.00%, due 02/01/2012                          $     587,730
                                                                 -------------
               TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL
                  OBLIGATION (GO) BONDS (Cost $24,546,305)       $  24,700,576
                                                                 -------------

================================================================================
    SHARES     MONEY MARKET FUNDS - 2.3%                             VALUE
--------------------------------------------------------------------------------
   602,161     Alpine Muncipal Money Market Fund - Class I
                  (Cost $602,161)                                $     602,161
                                                                 -------------
               TOTAL INVESTMENTS AT VALUE - 98.8%
                  (Cost $25,148,466)                             $  25,302,737

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%            297,218
                                                                 -------------

               NET ASSETS - 100.0%                               $  25,599,955
                                                                 =============

See accompanying notes to schedule of investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================

1.   SECURITIES VALUATION

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2007:

                                                       The
                                       The          Government         The             The
                                   Government         Street        Government       Alabama
                                 Street Equity       Mid-Cap       Street Bond       Tax Free
                                      Fund             Fund            Fund         Bond Fund
                                 -------------    ------------    ------------    ------------
Cost of portfolio investments    $ 42,788,108     $ 25,244,439    $ 29,613,578    $ 25,215,987
                                 ============     ============    ============    ============

Gross unrealized appreciation    $ 43,909,707     $ 10,473,824    $     44,088    $    248,045

Gross unrealized depreciation        (152,588)        (391,256)       (694,619)       (161,295)
                                 ------------     ------------    ------------    ------------

Net unrealized appreciation
(depreciation)                   $ 43,757,119     $ 10,082,568    $   (650,531)   $     86,750
                                 ============     ============    ============    ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS -- 97.0%                                  VALUE
--------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY -- 7.1%
    110,572   CarMax, Inc. (a)                                     $  2,819,586
     56,400   Comcast Corporation (a)                                 1,585,968
     68,354   Lowe's Companies, Inc.                                  2,097,784
     52,350   Omnicom Group, Inc.                                     2,770,362
     68,925   PetSmart, Inc.                                          2,236,616
                                                                   ------------
                                                                     11,510,316
                                                                   ------------
              CONSUMER STAPLES -- 11.3%
     45,184   Colgate-Palmolive Company                               2,930,182
     75,000   Kraft Foods, Inc.                                       2,643,750
     44,000   PepsiCo, Inc.                                           2,853,400
     36,375   Procter & Gamble Company (The)                          2,225,786
     53,800   Smithfield Foods, Inc. (a)                              1,656,502
     00,166   Sysco Corporation                                       3,304,476
     62,555   Walgreen Company                                        2,723,645
                                                                   ------------
                                                                     18,337,741
                                                                   ------------
              ENERGY -- 11.9%
     50,000   Chevron Corporation                                     4,212,000
     42,015   ConocoPhillips                                          3,298,177
     25,276   EOG Resources, Inc.                                     1,846,665
     39,716   Exxon Mobil Corporation                                 3,331,378
     39,494   GlobalSantaFe Corporation                               2,853,442
     43,517   Schlumberger Ltd.                                       3,696,334
                                                                   ------------
                                                                     19,237,996
                                                                   ------------
              FINANCIALS -- 21.0%
     48,883   American International Group, Inc.                      3,423,276
     48,700   Bank of America Corporation                             2,380,943
     60,614   BB&T Corporation                                        2,465,778
        883   Berkshire Hathaway, Inc. - Class B (a)                  3,183,215
     62,537   Brookfield Asset Management, Inc.                       2,495,226
     53,914   Capital One Financial Corporation                       4,229,014
     61,950   Citigroup, Inc.                                         3,177,416
     11,175   Goldman Sachs Group, Inc. (The)                         2,422,181
     29,850   Hartford Financial Services Group, Inc. (The)           2,940,524
      9,347   Markel Corporation (a)                                  4,529,182
     53,099   T. Rowe Price Group, Inc.                               2,755,307
                                                                   ------------
                                                                     34,002,062
                                                                   ------------
              HEALTH CARE -- 9.2%
     41,750   Allergan, Inc.                                          2,406,470
     67,134   Eli Lilly & Company                                     3,751,448
     60,102   Johnson & Johnson                                       3,703,485
     56,075   Owens & Minor, Inc.                                     1,959,261
     35,967   Zimmer Holdings, Inc. (a)                               3,053,239
                                                                   ------------
                                                                     14,873,903
                                                                   ------------

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 97.0% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

              INDUSTRIALS -- 13.1%
     47,240   Danaher Corporation                                  $  3,566,620
     55,838   Empresa Brasileira de Aeronautica S.A. - ADR            2,691,950
    137,516   General Electric Company                                5,264,112
     29,169   L-3 Communications Holdings, Inc.                       2,840,769
     44,071   United Parcel Service, Inc. - Class B                   3,217,183
     51,428   United Technologies Corporation                         3,647,788
                                                                   ------------
                                                                     21,228,422
                                                                   ------------
              INFORMATION TECHNOLOGY -- 15.9%
     19,847   Apple Computer, Inc. (a)                                2,422,128
    100,000   Corning, Inc. (a)                                       2,555,000
      5,265   Google, Inc. (a)                                        2,755,596
    106,600   Intel Corporation                                       2,532,816
    127,373   Microsoft Corporation                                   3,753,682
    119,626   Nokia Oyj - ADR                                         3,362,687
    122,400   Oracle Corporation (a)                                  2,412,504
     46,900   SanDisk Corporation (a)                                 2,295,286
    100,075   Texas Instruments, Inc.                                 3,765,822
                                                                   ------------
                                                                     25,855,521
                                                                   ------------
              MATERIALS -- 3.9%
     44,085   Praxair, Inc.                                           3,173,679
     10,109   Rio Tinto PLC - ADR                                     3,094,567
                                                                   ------------
                                                                      6,268,246
                                                                   ------------
              TELECOMMUNICATIONS SERVICES -- 3.6%
     51,607   America Movil S.A. de C.V. - Series L - ADR             3,196,022
     49,625   China Mobile Ltd. - ADR                                 2,674,788
                                                                   ------------
                                                                      5,870,810
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $119,344,361)              $157,185,017
                                                                   ------------

================================================================================
   SHARES     MONEY MARKET FUNDS -- 3.6%                              VALUE
--------------------------------------------------------------------------------

  5,782,272   First American Treasury Obligations Fund -
                Class Y (Cost $5,782,272)                          $  5,782,272
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE -- 100.6%
                (Cost $125,126,633)                                $162,967,289

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)          (961,761)
                                                                   ------------

              NET ASSETS -- 100.0%                                 $162,005,528
                                                                   ============

(a)   Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

THE DAVENPORT EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

1. SECURITIES VALUATION

The Davenport Equity Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or combination of these and other factors.

2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2007:

      Cost of portfolio investments               $ 125,430,953
                                                  =============

      Gross unrealized appreciation               $  38,494,538

      Gross unrealized depreciation                    (958,202)
                                                  -------------

      Net unrealized appreciation                 $  37,536,336
                                                  =============

The difference between the federal income tax cost and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

FBP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS - 98.3%                                   VALUE
--------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY - 13.9%
     28,000   Best Buy Company, Inc.                               $  1,306,760
     20,000   Family Dollar Stores, Inc. (b)                            686,400
     35,000   General Motors Corporation (b)                          1,323,000
     15,000   Home Depot, Inc. (The)                                    590,250
     23,000   KB HOME                                                   905,510
      9,000   Kohl's Corporation (a)                                    639,270
     39,000   Leggett & Platt, Inc.                                     859,950
     18,000   Macy's, Inc.                                              716,040
     42,000   Wyndham Worldwide Corporation (a)                       1,522,920
                                                                   ------------
                                                                      8,550,100
                                                                   ------------
              CONSUMER STAPLES - 8.2%
     12,000   Altria Group, Inc.                                        841,680
     37,000   CVS Caremark Corporation                                1,348,650
     10,000   Kimberly-Clark Corporation                                668,900
     45,200   Wal-Mart Stores, Inc.                                   2,174,572
                                                                   ------------
                                                                      5,033,802
                                                                   ------------
              ENERGY - 2.6%
     15,000   Pioneer Natural Resources Company (b)                     730,650
     11,000   Royal Dutch Shell PLC - Class A - ADR                     893,200
                                                                   ------------
                                                                      1,623,850
                                                                   ------------
              FINANCIALS - 30.3%
     17,000   American Express Company                                1,040,060
     35,400   American International Group, Inc.                      2,479,062
     47,000   Bank of America Corporation                             2,297,830
     47,000   Citigroup, Inc.                                         2,410,630
     16,000   Fannie Mae (b)                                          1,045,280
     17,700   Freddie Mac                                             1,074,390
     45,000   JPMorgan Chase & Company                                2,180,250
     17,065   Lincoln National Corporation                            1,210,762
     38,000   Popular, Inc.                                             610,660
     40,000   Travelers Companies, Inc. (The)                         2,140,000
     43,000   Wachovia Corporation                                    2,203,750
                                                                   ------------
                                                                     18,692,674
                                                                   ------------
              HEALTH CARE - 15.9%
     17,000   Amgen, Inc. (a)                                           939,930
     29,000   Johnson & Johnson                                       1,786,980
     35,000   Merck & Company, Inc.                                   1,743,000
     85,000   Pfizer, Inc.                                            2,173,450
     47,000   Watson Pharmaceuticals, Inc. (a)                        1,528,910
     21,000   WellPoint, Inc. (a)                                     1,676,430
                                                                   ------------
                                                                      9,848,700
                                                                   ------------

FBP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES  COMMON STOCKS - 98.3% (CONTINUED)                          VALUE
--------------------------------------------------------------------------------

              INDUSTRIALS - 6.3%
     12,000   Avery Dennison Corporation                           $    797,760
     10,300   FedEx Corporation                                       1,142,991
     51,000   General Electric Company                                1,952,280
                                                                   ------------
                                                                      3,893,031
                                                                   ------------
              INFORMATION TECHNOLOGY - 17.0%
     25,000   Agilent Technologies, Inc. (a) (b)                        961,000
     49,000   Cisco Systems, Inc. (a)                                 1,364,650
     20,400   Computer Sciences Corporation (a)                       1,206,660
     45,000   Hewlett-Packard Company                                 2,007,900
     24,800   International Business Machines Corporation             2,610,200
     60,000   Microsoft Corporation                                   1,768,200
    156,000   Solectron Corporation (a)                                 574,080
                                                                   ------------
                                                                     10,492,690
                                                                   ------------
              TELECOMMUNICATIONS SERVICES - 4.1%
     70,000   Sprint Nextel Corporation (b)                           1,449,700
     27,000   Verizon Communications, Inc.                            1,111,590
                                                                   ------------
                                                                      2,561,290
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $40,362,627)               $ 60,696,137
                                                                   ------------

================================================================================
   SHARES     MONEY MARKET FUNDS - 3.7%                               VALUE
--------------------------------------------------------------------------------

  2,272,241   Fidelity Institutional Government Portfolio -
                 Class I (Cost $2,272,241)                         $  2,272,241
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE - 102.0%
                (Cost $42,634,868)                                 $ 62,968,378

              LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0%)         (1,212,769)
                                                                   ------------

              NET ASSETS - 100.0%                                  $ 61,755,609
                                                                   ============

(a)   Non-income producing security.

(b)   Security covers a written call option.

ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

FBP VALUE FUND
SCHEDULE OF OPEN OPTION CONTRACTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
  OPTION                                                VALUE OF      PREMIUMS
 CONTRACTS    COVERED CALL OPTIONS                      OPTIONS       RECEIVED
--------------------------------------------------------------------------------

              Agilent Technologies, Inc.,
    50           11/17/2007 at $40                      $  9,750       $ 10,873
              Family Dollar Stores, Inc.,
    23           10/20/2007 at $35                         4,830          5,566
              Fannie Mae,
    40           01/19/2008 at $70                        12,400         15,615
              General Motors Corporation,
    50           09/22/2007 at $40                        10,000         11,600
              Pioneer Natural Resources Company,
    35           12/22/2007 at $55                         5,250         12,669
              Sprint Nextel Corporation,
   140           11/17/2007 at $22.50                     13,300         23,800
                                                        --------       --------
                                                        $ 55,530       $ 80,123
                                                        ========       ========

See accompanying notes to schedule of investments.

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS - 70.6%                                   VALUE
--------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY - 9.4%
     21,600   Best Buy Company, Inc.                               $  1,008,072
     16,000   Family Dollar Stores, Inc. (b)                            549,120
     26,000   General Motors Corporation  (b)                           982,800
     12,000   Home Depot, Inc. (The)                                    472,200
     18,000   KB HOME                                                   708,660
      7,000   Kohl's Corporation (a)                                    497,210
     25,000   Leggett & Platt, Inc.                                     551,250
     13,500   Macy's, Inc.                                              537,030
     31,000   Wyndham Worldwide Corporation (a)                       1,124,060
                                                                   ------------
                                                                      6,430,402
                                                                   ------------
              CONSUMER STAPLES - 6.2%
     14,000   Altria Group, Inc.                                        981,960
     29,500   CVS Caremark Corporation                                1,075,275
      7,700   Kimberly-Clark Corporation                                515,053
     35,000   Wal-Mart Stores, Inc.                                   1,683,850
                                                                   ------------
                                                                      4,256,138
                                                                   ------------
              ENERGY - 1.8%
     12,000   Pioneer Natural Resources Company (b)                     584,520
      8,000   Royal Dutch Shell PLC - Class A - ADR                     649,600
                                                                   ------------
                                                                      1,234,120
                                                                   ------------
              FINANCIALS - 21.4%
     18,000   American Express Company                                1,101,240
     25,400   American International Group, Inc.                      1,778,762
     40,000   Bank of America Corporation                             1,955,600
     36,000   Citigroup, Inc.                                         1,846,440
     13,000   Fannie Mae (b)                                            849,290
     13,400   Freddie Mac                                               813,380
     35,000   JPMorgan Chase & Company                                1,695,750
     11,676   Lincoln National Corporation                              828,412
     30,000   Popular, Inc.                                             482,100
     30,000   Travelers Companies, Inc. (The)                         1,605,000
     32,800   Wachovia Corporation                                    1,681,000
                                                                   ------------
                                                                     14,636,974
                                                                   ------------
              HEALTH CARE - 11.8%
     14,000   Amgen, Inc. (a)                                           774,060
     26,000   Johnson & Johnson                                       1,602,120
     31,000   Merck & Company, Inc.                                   1,543,800
     66,300   Pfizer, Inc.                                            1,695,291
     36,000   Watson Pharmaceuticals, Inc. (a)                        1,171,080
     16,400   WellPoint, Inc. (a)                                     1,309,212
                                                                   ------------
                                                                      8,095,563
                                                                   ------------

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS - 70.6% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

              INDUSTRIALS - 4.3%
      9,300   Avery Dennison Corporation                           $    618,264
      7,400   FedEx Corporation                                         821,178
     40,000   General Electric Company                                1,531,200
                                                                   ------------
                                                                      2,970,642
                                                                   ------------
              INFORMATION TECHNOLOGY - 12.9%
     21,000   Agilent Technologies, Inc. (a) (b)                        807,240
     38,000   Cisco Systems, Inc. (a)                                 1,058,300
     20,000   Computer Sciences Corporation (a)                       1,183,000
     40,000   Hewlett-Packard Company                                 1,784,800
     20,000   International Business Machines Corporation             2,105,000
     51,000   Microsoft Corporation                                   1,502,970
    115,000   Solectron Corporation (a)                                 423,200
                                                                   ------------
                                                                      8,864,510
                                                                   ------------
              TELECOMMUNICATIONS SERVICES - 2.8%
     53,000   Sprint Nextel Corporation (b)                           1,097,630
     20,000   Verizon Communications, Inc.                              823,400
                                                                   ------------
                                                                      1,921,030
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $29,487,107)               $ 48,409,379
                                                                   ------------

================================================================================
 PAR VALUE    U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.5%          VALUE
--------------------------------------------------------------------------------

              U.S. TREASURY NOTES - 3.6%
$   750,000      3.875%, due 07/31/2007                            $    749,473
  1,000,000      5.00%, due 07/31/2008                                  999,688
    750,000      4.50%, due 11/15/2010                                  740,977
                                                                   ------------
                                                                      2,490,138
                                                                   ------------
              FEDERAL HOME LOAN BANK - 4.7%
    500,000      4.28%, due 07/14/2008                                  494,999
    500,000      4.035%, due 03/09/2009                                 490,581
    750,000      5.25%, due 03/17/2010                                  747,728
    750,000      5.125%, due 05/28/2010                                 745,707
    750,000      5.05%, due 08/24/2011                                  740,746
                                                                   ------------
                                                                      3,219,761
                                                                   ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.1%
    750,000      5.25%, due 10/06/2011                                  744,050
                                                                   ------------

              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.1%
    750,000      5.375%, due 10/11/2011                                 748,745
                                                                   ------------

              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                   (Cost $7,247,769)                               $  7,202,694
                                                                   ------------

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE    CORPORATE BONDS - 15.6%                                 VALUE
--------------------------------------------------------------------------------

              FINANCIALS - 7.7%
              Bankers Trust New York Corporation,
$   750,000      7.375%, due 05/01/2008                            $    759,071
              Credit Suisse First Boston USA, Inc.,
    750,000      4.70%, due 06/01/2009                                  741,705
              International Lease Finance Corporation,
    750,000      5.40%, due 02/15/2012                                  741,965
              John Deere Capital Corporation,
    500,000      3.375%, due 10/01/2007                                 497,590
              Northern Trust Company,
  1,000,000      7.10%, due 08/01/2009                                1,031,827
              Prudential Financial, Inc.,
    750,000      5.80%, due 06/15/2012                                  755,489
              Student Loan Marketing Corporation,
    750,000      3.625%, due 03/17/2008                                 736,717
                                                                   ------------
                                                                      5,264,364
                                                                   ------------
              HEALTH CARE - 0.7%
              UnitedHealth Group, Inc.,
    500,000      3.30%, due 01/30/2008                                  493,572
                                                                   ------------

              INDUSTRIALS - 3.9%
              Donnelley (R.R.) & Sons Company,
    750,000      3.75%, due 04/01/2009                                  727,208
              Kraft Foods, Inc.,
    750,000      5.625%, due 11/01/2011                                 744,131
              Ryder System, Inc.,
    750,000      5.00%, due 04/01/2011                                  730,004
              Stanley Works (The),
    500,000      3.50%, due 11/01/2007                                  496,699
                                                                   ------------
                                                                      2,698,042
                                                                   ------------
              UTILITIES - 3.3%
              Dominion Resources, Inc.,
    750,000      4.125%, due 02/15/2008                                 743,893
              Ohio Power Company,
    750,000      5.30%, due 11/01/2010                                  744,029
              Public Service Electric & Gas Company,
    750,000      4.00%, due 11/01/2008                                  736,353
                                                                   ------------
                                                                      2,224,275
                                                                   ------------

              TOTAL CORPORATE BONDS (Cost $10,633,131)             $ 10,680,253
                                                                   ------------

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================
   SHARES     MONEY MARKET FUNDS - 5.0%                               VALUE
--------------------------------------------------------------------------------

  3,425,000   Fidelity Institutional Government Portfolio -
                Class I (Cost $3,425,000)                          $  3,425,000
                                                                   ------------

================================================================================
FACE AMOUNT   REPURCHASE AGREEMENTS (1) - 0.7%                        VALUE
--------------------------------------------------------------------------------

$   472,101   U.S. Bank N.A., 4.10%, dated 06/29/2007, due
                 07/02/2007, repurchase proceeds: $472,262
                 (Cost $472,101)                                   $    472,101
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE - 102.4%
                (Cost $51,265,108)                                 $ 70,189,427

              LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4%)         (1,640,706)
                                                                   ------------

              NET ASSETS - 100.0%                                  $ 68,548,721
                                                                   ============

(a)   Non-income producing security.

(b)   Security covers a written call option.

ADR - American Depositary Receipt

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

 See accompanying notes to schedule of investments.

FBP BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
JUNE 30, 2007 (UNAUDITED)

================================================================================
  OPTION                                                VALUE OF       PREMIUMS
 CONTRACTS    COVERED CALL OPTIONS                      OPTIONS        RECEIVED
--------------------------------------------------------------------------------

              Agilent Technologies, Inc.,
    50           11/17/2007 at $40                      $  9,750       $ 10,873
              Family Dollar Stores, Inc.,
    20           10/20/2007 at $35                         4,200          4,840
              Fannie Mae,
    40           01/19/2008 at $70                        12,400         15,615
              General Motors Corporation,
    66           09/22/2007 at $40                        13,200         15,312
              Pioneer Natural Resources Company,
    30           12/22/2007 at $55                         4,500         10,859
              Sprint Nextel Corporation,
   100           11/17/2007 at $22.50                      9,500         17,000
                                                        --------       --------
                                                        $ 53,550       $ 74,499
                                                        ========       ========

See accompanying notes to schedule of investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

1.  SECURITIES VALUATION

Portfolio securities of FBP Value Fund and FBP Balanced Fund (the Funds) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available or are considered to be unreliable due to significant market or other events will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2007:

                                                     FBP Value     FBP Balanced
                                                       Fund            Fund
                                                    ------------   ------------

Cost of portfolio investments and written options   $ 42,554,745   $ 51,190,609
                                                    ============   ============

Gross unrealized appreciation                       $ 20,846,194   $ 19,400,440

Gross unrealized depreciation                           (508,041)      (472,272)
                                                    ------------   ------------

Net unrealized appreciation                         $ 20,338,153   $ 18,928,168
                                                    ============   ============

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS - 69.2%                                   VALUE
--------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY - 6.6%
     13,700   American Eagle Outfitters, Inc.                      $    351,542
      5,850   J.C. Penney Company, Inc.                                 423,423
      3,500   Johnson Controls, Inc.                                    405,195
      8,500   McDonald's Corporation                                    431,460
     17,500   Staples, Inc.                                             415,275
      6,900   Target Corporation                                        438,840
     11,250   Walt Disney Company (The)                                 384,075
                                                                   ------------
                                                                      2,849,810
                                                                   ------------
              CONSUMER STAPLES - 4.7%
      7,700   Coca-Cola Company (The)                                   402,787
     12,000   CVS Caremark Corporation                                  437,400
      9,000   PepsiCo, Inc.                                             583,650
      7,300   Procter & Gamble Company (The)                            446,687
      4,500   Sysco Corporation                                         148,455
                                                                   ------------
                                                                      2,018,979
                                                                   ------------
              ENERGY - 6.5%
      5,500   Chevron Corporation                                       463,320
      4,300   Exxon Mobil Corporation                                   360,684
      5,000   GlobalSantaFe Corporation                                 361,250
      4,000   Noble Corporation                                         390,080
      5,800   Schlumberger Ltd.                                         492,652
      6,000   Smith International, Inc.                                 351,840
      3,500   Transocean, Inc. (a)                                      370,930
                                                                   ------------
                                                                      2,790,756
                                                                   ------------
              FINANCIALS - 12.4%
      7,500   American International Group, Inc.                        525,225
      9,800   Bank of America Corporation                               479,122
      7,500   Chubb Corporation (The)                                   406,050
      7,000   CIT Group, Inc.                                           383,810
      3,300   Franklin Resources, Inc.                                  437,151
      1,500   Goldman Sachs Group, Inc.                                 325,125
      8,000   JPMorgan Chase & Company                                  387,600
      5,000   Lehman Brothers Holdings, Inc.                            372,600
      5,000   Merrill Lynch & Company, Inc.                             417,900
      6,200   MetLife, Inc.                                             399,776
      5,000   Morgan Stanley                                            419,400
      4,000   Prudential Financial, Inc.                                388,920
      7,300   Travelers Companies, Inc. (The)                           390,550
                                                                   ------------
                                                                      5,333,229
                                                                   ------------
              HEALTH CARE - 9.0%
      7,700   Aetna, Inc.                                               380,380
      8,000   Express Scripts, Inc. (a)                                 400,080
      9,000   Gilead Sciences, Inc. (a)                                 348,930
      5,500   Johnson & Johnson                                         338,910
      6,700   McKesson Corporation                                      399,588

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS - 69.2% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

              HEALTH CARE - 9.0% (CONTINUED)
     10,500   Teva Pharmaceutical Industries Ltd. - ADR            $    433,125
      7,600   UnitedHealth Group, Inc.                                  388,664
      5,700   WellPoint, Inc. (a)                                       455,031
      7,100   Wyeth                                                     407,114
      3,600   Zimmer Holdings, Inc. (a)                                 305,604
                                                                   ------------
                                                                      3,857,426
                                                                   ------------
              INDUSTRIALS - 11.5%
      9,000   Dover Corporation                                         460,350
      4,700   General Dynamics Corporation                              367,634
     20,500   General Electric Company                                  784,740
      6,500   ITT Corporation                                           443,820
      4,200   Lockheed Martin Corporation                               395,346
      7,600   Norfolk Southern Corporation                              399,532
      4,000   Parker-Hannifin Corporation                               391,640
      4,900   Terex Corporation (a)                                     398,370
      3,800   Textron, Inc.                                             418,418
      8,500   Thermo Fisher Scientific, Inc. (a)                        439,620
      5,900   United Technologies Corporation                           418,487
                                                                   ------------
                                                                      4,917,957
                                                                   ------------
              INFORMATION TECHNOLOGY - 14.1%
      8,000   Accenture Ltd. - Class A                                  343,120
     19,000   Applied Materials, Inc.                                   377,530
     25,000   Cisco Systems, Inc.(a)                                    696,250
     18,000   Corning, Inc.                                             459,900
        750   Google, Inc. - Class A (a)                                392,535
      7,400   Harris Corporation                                        403,670
      9,500   Hewlett-Packard Company                                   423,890
      4,000   International Business Machines Corporation               421,000
      6,000   Lam Research Corporation (a)                              308,400
      6,000   MEMC Electronic Materials, Inc. (a)                       366,720
     20,500   Microsoft Corporation                                     604,135
      9,000   NVIDIA Corporation (a)                                    371,790
     23,000   Oracle Corporation (a)                                    453,330
      9,700   QUALCOMM, Inc.                                            420,883
                                                                   ------------
                                                                      6,043,153
                                                                   ------------
              MATERIALS - 2.4%
      3,000   Allegheny Technologies, Inc.                              314,640
      7,500   du Pont (E.I.) de Nemours and Company                     381,300
      4,700   Praxair, Inc.                                             338,353
                                                                   ------------
                                                                      1,034,293
                                                                   ------------
              TELECOMMUNICATIONS SERVICES - 2.0%
      5,200   America Movil S.A. de C.V. - Series L - ADR               322,036
     13,000   AT&T, Inc.                                                539,500
                                                                   ------------
                                                                        861,536
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $20,837,003)               $ 29,707,139
                                                                   ------------

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE    U.S. TREASURY OBLIGATIONS - 2.2%                        VALUE
--------------------------------------------------------------------------------

              U.S. TREASURY NOTES - 2.2%
$   250,000   4.00%, due 02/15/2014                                $    236,660
    750,000   4.25%, due 11/15/2014                                     715,606
                                                                   ------------
              TOTAL U.S. TREASURY OBLIGATIONS (Cost $994,443)      $    952,266
                                                                   ------------

================================================================================
 PAR VALUE    U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.5%               VALUE
--------------------------------------------------------------------------------

              FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.4%
$   500,000   4.625%, due 12/19/2008                               $    495,628
  1,000,000   6.625%, due 09/15/2009                                  1,029,318
    300,000   5.125%, due 07/15/2012                                    298,304
    500,000   5.25% due 04/18/2016                                      493,311
                                                                   ------------
                                                                      2,316,561
                                                                   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.1%
    250,000   7.25%, due 01/15/2010                                     262,024
    200,000   5.50%, due 03/15/2011                                     201,706
                                                                   ------------
                                                                        463,730
                                                                   ------------

              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (Cost $2,738,958)                                  $  2,780,291
                                                                   ------------

================================================================================
 PAR VALUE    MORTGAGE-BACKED SECURITIES - 6.0%                       VALUE
--------------------------------------------------------------------------------

              FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.3%
$    10,108   Pool #1471, 7.00%, due 03/01/2008                    $     10,087
     83,711   Pool #E00616, 6.00%, due 01/01/2014                        84,080
     30,442   Pool #E90624, 6.00%, due 08/01/2017                        30,576
    438,750   Pool #A43942, 5.50%, due 03/01/2036                       423,380
                                                                   ------------
                                                                        548,123
                                                                   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.6%
    241,354   Pool #618465, 5.00%, due 12/01/2016                       233,250
    311,032   Pool #684231, 5.00%, due 01/01/2018                       300,588
    284,780   Pool #255455, 5.00%, due 10/01/2024                       271,611
    465,714   Pool #255702, 5.00%, due 05/01/2025                       443,565
    305,254   Pool #808413, 5.50%, due 01/01/2035                       294,415
    440,748   Pool #255813, 5.00%, due 08/01/2035                       414,102
                                                                   ------------
                                                                      1,957,531
                                                                   ------------
              GOVERNMENT NATIONAL MORTAGE ASSOCIATION - 0.1%
     43,782   Pool #781344, 6.50%, due 10/01/2031                        44,483
                                                                   ------------

              TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,635,385)   $  2,550,137
                                                                   ------------

================================================================================
 PAR VALUE    CORPORATE BONDS - 14.2%                                 VALUE
--------------------------------------------------------------------------------

              Alcoa, Inc.,
$   250,000       6.50%, due 06/01/2011                            $    255,812
              American Express Company,
    150,000       4.875%, due 07/15/2013                                144,759

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE    CORPORATE BONDS - 14.2% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

              American International Group, Inc.,
$   200,000       5.60%, due 10/18/2016                            $    197,068
              Anheuser-Busch Companies, Inc.,
    249,000       5.375%, due 09/15/2008                                248,822
              BB&T Corporation,
    325,000       6.50% , due 08/01/2011                                335,472
              Burlington Resources, Inc.,
    350,000       6.68%, due 02/15/2011                                 363,906
              Deutsche Telekom AG,
    300,000       8.00%, due 06/15/2010                                 319,758
              Dover Corporation,
    345,000       6.50%, due 02/15/2011                                 355,559
              Duke Realty L.P., Medium Term Notes,
    390,000       6.75%, due 05/30/2008                                 392,770
              FPL Group Capital, Inc.,
    300,000       7.375%, due 06/01/2009                                310,078
              General Dynamics Corporation,
    125,000       4.25%, due 05/15/2013                                 117,061
              Goldman Sachs Group, Inc.,
    350,000       6.65%, due 05/15/2009                                 357,866
              GTE Northwest, Inc.,
    300,000       6.30%, due 06/01/2010                                 304,714
              HSBC Finance Corporation,
    300,000       6.40%, due 06/17/2008                                 302,616
              International Business Machines Corporation,
    175,000       4.375%, due 06/01/2009                                172,254
              JPMorgan Chase & Company,
    300,000       6.75%, due 02/01/2011                                 311,687
              May Department Stores Company,
    260,000       5.95%, due 11/01/2008                                 260,304
              Morgan Stanley,
    250,000       5.30%, due 03/01/2013                                 245,043
              SunTrust Banks, Inc.,
    300,000       6.00%, due 01/15/2028                                 305,944
              Union Camp Corporation,
    300,000       6.50%, due 11/15/2007                                 300,542
              United Technologies Corporation,
    250,000       6.10%, due 05/15/2012                                 256,516
              Wachovia Corporation,
    250,000       5.25%, due 08/01/2014                                 242,846
                                                                   ------------

              TOTAL CORPORATE BONDS (Cost $6,042,023)              $  6,101,397
                                                                   ------------

================================================================================
 PAR VALUE    MUNICIPAL DEBT SECURITIES - 0.5%                        VALUE
--------------------------------------------------------------------------------

$   230,000   Virginia State Resources Authority,
                Infrastructure, Revenue,
                5.90%, due 05/01/2011 (Cost $234,600)              $    234,319
                                                                   ------------

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     MONEY MARKET FUNDS - 1.1%                               VALUE
--------------------------------------------------------------------------------

    479,074   Fidelity Institutional Money Market Portfolio
                (Cost $479,074)                                    $    479,074
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE - 99.7%
                (Cost $33,961,486)                                 $ 42,804,623

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%              112,287
                                                                   ------------

              NET ASSETS - 100.0%                                  $ 42,916,910
                                                                   ============

(a)   Non-income producing security.
ADR - American Depositary Receipt.

See accompanying notes to schedule of investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

================================================================================
   SHARES     COMMON STOCKS - 99.4%                                   VALUE
--------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY - 9.6%
     16,400   American Eagle Outfitters, Inc.                      $    420,824
      7,600   J.C. Penney Company, Inc.                                 550,088
      4,600   Johnson Controls, Inc.                                    532,542
     11,100   McDonald's Corporation                                    563,436
     23,200   Staples, Inc.                                             550,536
      9,000   Target Corporation                                        572,400
     15,000   Walt Disney Company (The)                                 512,100
                                                                   ------------
                                                                      3,701,926
                                                                   ------------
              CONSUMER STAPLES - 6.2%
     10,000   Coca-Cola Company (The)                                   523,100
     15,500   CVS Caremark Corporation                                  564,975
     11,500   PepsiCo, Inc.                                             745,775
      9,500   Procter & Gamble Company (The)                            581,305
                                                                   ------------
                                                                      2,415,155
                                                                   ------------
              ENERGY - 9.3%
      7,300   Chevron Corporation                                       614,952
      5,000   Exxon Mobil Corporation                                   419,400
      6,300   GlobalSantaFe Corporation                                 455,175
      5,200   Noble Corporation                                         507,104
      7,700   Schlumberger Ltd.                                         654,038
      8,000   Smith International, Inc.                                 469,120
      4,400   Transocean, Inc. (a)                                      466,312
                                                                   ------------
                                                                      3,586,101
                                                                   ------------
              FINANCIALS - 17.7%
      9,700   American International Group, Inc.                        679,291
     13,000   Bank of America Corporation                               635,570
      9,500   Chubb Corporation (The)                                   514,330
      8,600   CIT Group, Inc.                                           471,538
      4,300   Franklin Resources, Inc.                                  569,621
      1,800   Goldman Sachs Group, Inc.                                 390,150
     10,000   JPMorgan Chase & Company                                  484,500
      6,700   Lehman Brothers Holdings, Inc.                            499,284
      6,300   Merrill Lynch & Company, Inc.                             526,554
      8,000   MetLife, Inc.                                             515,840
      6,600   Morgan Stanley                                            553,608
      5,400   Prudential Financial, Inc.                                525,042
      9,300   Travelers Companies, Inc. (The)                           497,550
                                                                   ------------
                                                                      6,862,878
                                                                   ------------
              HEALTH CARE - 13.2%
     10,300   Aetna, Inc.                                               508,820
     11,000   Express Scripts, Inc. (a)                                 550,110
     12,000   Gilead Sciences, Inc. (a)                                 465,240
      7,200   Johnson & Johnson                                         443,664
      8,900   McKesson Corporation                                      530,796
     14,000   Teva Pharmaceutical Industries Ltd. - ADR                 577,500

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS - 99.4% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

              HEALTH CARE - 13.2% (CONTINUED)
      9,750   UnitedHealth Group, Inc.                             $    498,615
      7,300   WellPoint, Inc. (a)                                       582,759
      9,000   Wyeth                                                     516,060
      5,000   Zimmer Holdings, Inc. (a)                                 424,450
                                                                   ------------
                                                                      5,098,014
                                                                   ------------
              INDUSTRIALS - 16.7%
     11,300   Dover Corporation                                         577,995
      6,000   General Dynamics Corporation                              469,320
     26,700   General Electric Company                                1,022,076
      8,300   ITT Corporation                                           566,724
      5,500   Lockheed Martin Corporation                               517,715
     10,000   Norfolk Southern Corporation                              525,700
      5,500   Parker-Hannifin Corporation                               538,505
      6,600   Terex Corporation (a)                                     536,580
      5,100   Textron, Inc.                                             561,561
     10,900   Thermo Fisher Scientific, Inc. (a)                        563,748
      7,900   United Technologies Corporation                           560,347
                                                                   ------------
                                                                      6,440,271
                                                                   ------------
              INFORMATION TECHNOLOGY - 20.3%
     10,150   Accenture Ltd. - Class A                                  435,334
     25,000   Applied Materials, Inc.                                   496,750
     33,000   Cisco Systems, Inc. (a)                                   919,050
     23,000   Corning, Inc.                                             587,650
      1,000   Google, Inc. - Class A (a)                                523,380
      9,500   Harris Corporation                                        518,225
     12,200   Hewlett-Packard Company                                   544,364
      5,500   International Business Machines Corporation               578,875
      7,900   Lam Research Corporation (a)                              406,060
      7,200   MEMC Electronic Materials, Inc. (a)                       440,064
     26,500   Microsoft Corporation                                     780,955
     12,000   NVIDIA Corporation (a)                                    495,720
     30,500   Oracle Corporation (a)                                    601,155
     12,000   QUALCOMM, Inc.                                            520,680
                                                                   ------------
                                                                      7,848,262
                                                                   ------------
              MATERIALS - 3.5%
      3,900   Allegheny Technologies, Inc.                              409,032
     10,000   du Pont (E.I.) de Nemours and Company                     508,400
      6,000   Praxair, Inc.                                             431,940
                                                                   ------------
                                                                      1,349,372
                                                                   ------------
              TELECOMMUNICATIONS SERVICES - 2.9%
      7,000   America Movil S.A. de C.V. - Series L - ADR               433,510
     17,000   AT&T, Inc.                                                705,500
                                                                   ------------
                                                                      1,139,010
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $27,832,807)               $ 38,440,989
                                                                   ------------

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     MONEY MARKET FUNDS - 0.6%                               VALUE
--------------------------------------------------------------------------------

    244,256   Fidelity Institutional Money Market Portfolio
                (Cost $244,256)                                    $    244,256
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE - 100.0%
                (Cost $28,077,063)                                 $ 38,685,245

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                4,899
                                                                   ------------

              NET ASSETS - 100.0%                                  $ 38,690,144
                                                                   ============

(a)   Non-income producing security.
ADR - American Depositary Receipt.

See accompanying notes to schedule of investments.

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS - 98.8%                                   VALUE
--------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY - 11.9%
      9,500   American Eagle Outfitters, Inc.                      $    243,770
      4,480   J.C. Penney Company, Inc.                                 324,262
      2,990   Johnson Controls, Inc.                                    346,152
     11,150   Mattel, Inc.                                              281,984
      7,130   McDonald's Corporation                                    361,919
      4,510   Reynolds American, Inc.                                   294,052
      4,740   Stanley Works (The)                                       287,718
      5,000   Target Corporation                                        318,000
      8,060   Walt Disney Company (The)                                 275,168
                                                                   ------------
                                                                      2,733,025
                                                                   ------------
              CONSUMER STAPLES - 5.4%
      8,610   CVS Caremark Corporation                                  313,835
     12,110   Kroger Company (The)                                      340,654
      3,400   Molson Coors Brewing Company - Class B                    314,364
      4,500   Procter & Gamble Company (The)                            275,355
                                                                   ------------
                                                                      1,244,208
                                                                   ------------
              ENERGY - 7.9%
      5,140   Cameron International Corporation (a)                     367,356
      4,810   GlobalSantaFe Corporation                                 347,523
      6,800   Grant Prideco, Inc. (a)                                   366,044
      4,560   Schlumberger Ltd.                                         387,326
      3,300   Transocean, Inc. (a)                                      349,734
                                                                   ------------
                                                                      1,817,983
                                                                   ------------
              FINANCIALS - 19.5%
      4,000   American International Group, Inc.                        280,120
      8,060   Berkley (W.R.) Corporation                                262,272
      4,900   Chubb Corporation (The)                                   265,286
      5,060   CIT Group, Inc.                                           277,440
      3,070   Everest Re Group Ltd.                                     333,525
      1,825   Goldman Sachs Group, Inc. (The)                           395,569
      3,070   Hartford Financial Services Group, Inc. (The)             302,426
      5,700   JPMorgan Chase & Company                                  276,165
      3,900   Lehman Brothers Holdings, Inc.                            290,628
      3,325   Merrill Lynch & Company, Inc.                             277,903
      5,145   MetLife, Inc.                                             331,750
      4,145   Morgan Stanley                                            347,683
      4,350   ProLogis                                                  247,515
      3,070   Prudential Financial, Inc.                                298,496
      5,535   Travelers Companies, Inc. (The)                           296,122
                                                                   ------------
                                                                      4,482,900
                                                                   ------------
              HEALTH CARE - 13.3%
      5,375   Aetna, Inc.                                               265,525
      6,970   CIGNA Corporation                                         363,973
      7,460   Express Scripts, Inc. (a)                                 373,075
      3,790   Johnson & Johnson                                         233,540

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS - 98.8% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

              HEALTH CARE - 13.3% (CONTINUED)
      3,720   Laboratory Corporation of America Holdings (a)       $    291,127
      5,390   McKesson Corporation                                      321,460
      5,390   Medco Health Solutions, Inc. (a)                          420,366
     12,650   Mylan Laboratories, Inc.                                  230,103
      5,300   UnitedHealth Group, Inc.                                  271,042
      3,500   WellPoint, Inc. (a)                                       279,405
                                                                   ------------
                                                                      3,049,616
                                                                   ------------
              INDUSTRIALS - 11.7%
      2,500   Deere & Company                                           301,850
      4,200   Energizer Holdings, Inc. (a)                              418,320
      3,000   Lockheed Martin Corporation                               282,390
      3,315   Parker Hannifin Corporation                               324,572
      5,000   Ryder System, Inc.                                        269,000
      4,890   Terex Corporation (a)                                     397,557
      6,635   Thermo Fisher Scientific, Inc. (a)                        343,162
      2,990   Union Pacific Corporation                                 344,298
                                                                   ------------
                                                                      2,681,149
                                                                   ------------
              INFORMATION TECHNOLOGY - 21.0%
      8,460   Accenture Ltd. - Class A                                  362,849
      4,480   Alliance Data Systems Corporation (a)                     346,214
     15,000   Applied Materials, Inc.                                   298,050
      6,630   Autodesk, Inc. (a)                                        312,140
      6,880   Avnet, Inc. (a)                                           272,723
      9,095   BMC Software, Inc. (a)                                    275,579
     11,500   Cisco Systems, Inc. (a)                                   320,275
      6,300   Harris Corporation                                        343,665
      7,630   Hewlett-Packard Company                                   340,451
      5,720   KLA-Tencor Corporation                                    314,314
      5,645   Lam Research Corporation (a)                              290,153
      5,140   MEMC Electronic Materials, Inc. (a)                       314,157
      9,790   NVIDIA Corporation (a)                                    404,425
     16,595   Oracle Corporation (a)                                    327,087
     16,670   Xerox Corporation (a)                                     308,062
                                                                   ------------
                                                                      4,830,144
                                                                   ------------
              MATERIALS - 5.5%
      2,950   Allegheny Technologies, Inc.                              309,396
      6,170   Ball Corporation                                          328,059
     14,000   Hercules, Inc.                                            275,100
      2,820   Precision Castparts Corporation                           342,235
                                                                   ------------
                                                                      1,254,790
                                                                   ------------
              TELECOMMUNICATIONS SERVICES - 1.5%
      8,145   AT&T, Inc.                                                338,017
                                                                   ------------

              UTILITIES - 1.1%
      5,530   Consolidated Edison, Inc.                                 249,514
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $20,878,843)               $ 22,681,346
                                                                   ------------

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     MONEY MARKET FUNDS - 1.1%                               VALUE
--------------------------------------------------------------------------------

    268,185   Fidelity Institutional Money Market Portfolio
                (Cost $268,185)                                    $    268,185
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE - 99.9%
                (Cost $21,147,028)                                 $ 22,949,531

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%               11,588
                                                                   ------------

              NET ASSETS - 100.0%                                  $ 22,961,119
                                                                   ============

(a)   Non-income producing security.

See accompanying notes to schedule of investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
              VIRGINIA REVENUE AND GENERAL
 PAR VALUE    OBLIGATION (GO) BONDS - 97.8%                           VALUE
--------------------------------------------------------------------------------

              Alexandria, Virginia, GO,
$ 1,000,000     5.00%, due 06/15/2011, prerefunded
                06/15/2010 @ 101                                   $  1,040,240
              Arlington Co., Virginia, GO,
    500,000     4.10%, due 11/01/2018                                   494,790
              Fairfax Co., Virginia, Economic Dev. Authority,
                Revenue,
  1,000,000     5.00%, due 06/01/2018                                 1,047,200
              Fairfax Co., Virginia, GO,
    700,000     5.00%, due 10/01/2011                                   730,723
              Fauquier Co., Virginia, GO,
    500,000     5.00%, due 07/01/2017                                   532,825
              Hampton, Virginia, GO,
  1,000,000     5.50%, due 02/01/2012, prerefunded
                02/01/2010 @ 102                                      1,057,680
              Hanover Co., Virginia, GO,
  1,000,000     5.125%, due 07/15/2013                                1,034,870
              Hanover Co., Virginia, Industrial Dev. Authority,
                Revenue,
  1,000,000     6.50%, due 08/15/2009                                 1,051,490
              Henrico Co., Virginia, Economic Dev. Authority,
                Revenue,
  1,000,000     5.50%, due 11/01/2008                                 1,022,680
              James City, Virginia, School District, GO,
    500,000     5.00%, due 12/15/2018                                   527,500
              James City, Virginia, Service Authority, Water and
                Sewer, Revenue,
  1,000,000     5.125%, due 01/15/2017                                1,057,120
              Leesburg, Virginia, GO,
    500,000     5.00%, due 09/15/2016                                   534,045
              Loudoun Co., Virginia, GO,
    500,000     5.00%, due 07/01/2012                                   524,790
              Loudoun Co., Virginia, Industrial Dev. Authority,
                Public Facility Lease, Revenue,
  1,000,000     5.00%, due 03/01/2019                                 1,036,370
              Loudoun Co., Virginia, Industrial Dev. Authority,
                Revenue,
    500,000     3.84%, floating rate, due 02/15/2038                    500,000
              Lynchburg, Virginia, GO,
    500,000     5.00%, due 06/01/2015                                   530,925
              Medical College of Virginia, Hospitals Authority,
                Revenue,
    700,000     5.00%, due 07/01/2013                                   720,335
              New Kent Co., Virginia, Economic Dev. Authority,
                Revenue,
    500,000     5.00%, due 02/01/2019                                   527,205
              Norfolk, Virginia, Water, Revenue,
  1,000,000     5.00%, due 11/01/2016                                 1,039,420
              Portsmouth, Virginia, GO,
    310,000     5.00%, due 08/01/2017, prerefunded 08/01/07 @101        313,410
    290,000     5.00%, due 08/01/2017                                   293,167
              Richmond, Virginia, GO,
  1,000,000     5.45%, due 01/15/2008                                 1,009,170
              Richmond, Virginia, Industrial Dev. Authority,
                Government Facilities, Revenue,
    510,000     4.75%, due 07/15/2010                                   522,322

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
              VIRGINIA REVENUE AND GENERAL
 PAR VALUE    OBLIGATION (GO) BONDS - 97.8% (CONTINUED)               VALUE
--------------------------------------------------------------------------------

              Richmond, Virginia, Metropolitan Authority,
                Revenue,
$ 1,000,000     5.25%, due 07/15/2014                              $  1,072,820
              Southeastern Public Service Authority, Virginia,
                Revenue,
  1,000,000     5.00%, due 07/01/2015                                 1,051,120
              Spotsylvania Co., Virginia, GO,
    500,000     5.00%, due 01/15/2016                                   526,735
              Suffolk, Virginia, GO,
  1,000,000     5.00%, due 12/01/2015                                 1,024,870
              University of Virginia, Revenue,
  1,000,000     5.25%, due 06/01/2012                                 1,035,150
              Upper Occoquan, Virginia, Sewer Authority,
                Revenue,
    250,000     5.15%, due 07/01/2020                                   269,962
              Virginia Beach, Virginia, GO,
    800,000     5.25%, due 08/01/2010                                   819,992
              Virginia College Building Authority, Educational
                Facilities, Revenue,
    500,000     5.00%, due 02/01/2017                                   525,115
    500,000     5.00%, due 04/01/2017                                   528,180
              Virginia Commonwealth Transportation Board,
                Federal Highway Reimbursement
                Anticipation Note, Revenue,
    500,000     5.00%, due 09/28/2015                                   531,730
              Virginia Polytechnic Institute & State University,
                Revenue,
    500,000     5.00%, due 06/01/2016                                   530,230
              Virginia State, GO,
    500,000     5.00%, due 06/01/2012                                   524,400
              Virginia State Public School Authority, Revenue,
    995,000     5.25%, due 08/01/2009                                 1,023,477
              Virginia State Resource Authority, Infrastructure
                Revenue,
    400,000     5.50%, due 05/01/2017, prerefunded 05/01/10 @101        420,716
    100,000     5.50%, due 05/01/2017                                   105,032
                                                                   ------------

              TOTAL VIRGINIA REVENUE AND GENERAL
                OBLIGATION (GO) BONDS (Cost $27,017,332)           $ 27,137,806
                                                                   ------------

================================================================================
   SHARES     MONEY MARKET FUNDS - 4.3%                               VALUE
--------------------------------------------------------------------------------

  1,194,922   Fidelity Institutional Tax-Exempt Portfolio
                (Cost $1,194,922)                                  $  1,194,922
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE - 102.1%
                (Cost $28,212,254)                                 $ 28,332,728

              LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1%)           (572,219)
                                                                   ------------

              NET ASSETS - 100.0%                                  $ 27,760,509
                                                                   ============

See accompanying notes to schedule of investments.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS - 97.8%                                   VALUE
--------------------------------------------------------------------------------

              BELGIUM - 0.5%
      2,426   UCB SA (b)                                           $    143,178
                                                                   ------------

              DENMARK - 0.9%
      2,307   Novo Nordisk A/S - Class B (b)                            250,407
                                                                   ------------

              FINLAND - 1.4%
      9,540   Nokia Oyj (a) (b)                                         267,358
      4,092   Nokia Oyj - ADR                                           115,026
                                                                   ------------
                                                                        382,384
                                                                   ------------
              FRANCE - 10.6%
     17,406   Alcatel SA (b)                                            242,946
      4,415   Carrefour SA (b)                                          309,416
      1,475   Casino Guichard-Perrachon SA (b)                          148,826
      3,002   Compagnie de Saint-Gobain (a) (b)                         335,570
      4,451   France Telecom SA (b)                                     121,813
      1,685   PPR SA (b)                                                293,292
      2,241   Sanofi-Aventis (b)                                        180,656
      9,638   Suez SA (b)                                               549,806
      4,957   Total SA (b)                                              401,042
      5,545   Vivendi Universal SA (b)                                  238,021
                                                                   ------------
                                                                      2,821,388
                                                                   ------------
              GERMANY - 13.5%
      1,846   Allianz AG (b)                                            429,558
      4,332   Bayer AG (b)                                              325,613
      2,917   Deustche Bank AG (b)                                      421,264
      1,585   Deustche Postbank AG (b)                                  138,675
      5,526   Infineon Technologies AG (a) (b)                           91,142
      2,729   KarstadtQuelle AG                                          91,736
      1,003   Merck KGaA (b)                                            136,936
      2,735   Metro AG (b)                                              225,566
      1,465   Muencher Rueckversicherungs-Gesellschaft AG (b)           268,091
     16,891   SAP AG (b)                                                861,733
      4,373   Siemens AG (b)                                            624,876
                                                                   ------------
                                                                      3,615,190
                                                                   ------------
              GREECE - 1.1%
      9,904   Hellenic Telecommunications Organization SA               306,307
                                                                   ------------

              ITALY - 4.8%
      7,019   Assicurazioni Generali SpA (b)                            280,821
     24,905   Enel SpA (b)                                              267,130
     14,900   ENI SpA (b)                                               539,075
     22,781   UniCredito Italiano SpA (b)                               203,034
                                                                   ------------
                                                                      1,290,060
                                                                   ------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS - 97.8% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

              JAPAN - 23.1%
     30,000   Bank of Yokohama, Ltd. (The)  (b)                    $    209,484
      9,200   Bridgestone Corporation (b)                               196,630
      3,650   Canon, Inc. (b)                                           213,406
     14,000   Daiwa Securities Group, Inc. (b)                          148,397
         38   East Japan Railway Company (b)                            291,920
      1,300   FANUC LTD. (b)                                            133,775
      2,900   FAST RETAILING COMPANY LTD. (b)                           205,791
      8,400   JSR Corporation (b)                                       202,085
        850   KEYENCE CORPORATION (b)                                   185,136
      9,000   MARUI COMPANY LTD. (b)                                    113,371
     12,000   Matsushita Electric Industrial Company Ltd. (b)           237,094
      8,900   Millea Holdings, Inc. (b)                                 364,803
     22,000   Mitsubishi Estate Company Ltd. (b)                        595,086
         41   Mitsubishi UFJ Financial Group, Inc. (b)                  450,494
     20,300   Nomura Holdings, Inc. (b)                                 393,113
         78   NTT Data Corporation (b)                                  368,963
        111   NTT DoCoMo, Inc. (b)                                      175,031
     14,100   PIONEER CORPORATION (b)                                   191,192
      3,900   SECOM COMPANY LTD. (b)                                    183,439
      8,600   Seven & I Holdings Company Ltd. (a) (b)                   245,098
     13,000   Sharp Corporation (b)                                     245,709
         43   Sumitomo Mitsui Financial Group, Inc. (b)                 399,662
      3,550   T&D Holdings, Inc. (b)                                    239,027
      1,900   TDK CORPORATION (b)                                       183,337
                                                                   ------------
                                                                      6,172,043
                                                                   ------------
              NETHERLANDS - 6.8%
      7,500   Aegon NV (b)                                              147,298
      3,441   Akzo Nobel NV (b)                                         296,387
      6,726   Fortis (b)                                                284,732
      4,892   ING Groep NV (b)                                          214,853
     38,694   Koninklijke (Royal) KPN NV (a) (b)                        640,586
      5,210   Koninklijke (Royal) Philips Electronics NV (b)            220,310
                                                                   ------------
                                                                      1,804,166
                                                                   ------------
              NORWAY - 1.1%
      9,380   Statoil ASA (b)                                           290,559
                                                                   ------------

              POLAND - 0.4%
      4,794   Powszechna Kasa Oszczednosci Bank Polski SA (a) (b)        94,208
                                                                   ------------

              PORTUGAL - 0.6%
     27,621   EDP - Energias de Portugal SA (b)                         152,406
                                                                   ------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS - 97.8% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

              SINGAPORE - 1.9%
     27,000   DBS Group Holdings Ltd. (b)                          $    402,630
     95,000   Synear Food Holdings Ltd.  (b)                            112,494
                                                                   ------------
                                                                        515,124
                                                                   ------------
              SOUTH KOREA - 0.8%
      2,860   Hyundai Motor Company (b)                                 225,659
                                                                   ------------

              SPAIN - 3.6%
     17,781   Repsol YPF SA                                             702,412
     11,185   Telefonica SA (a) (b)                                     248,377
                                                                   ------------
                                                                        950,789
                                                                   ------------
              SWEDEN - 2.3%
     24,269   Nordea Bank AB (b)                                        378,060
     61,067   Telefonaktiebolaget LM Ericsson - B Shares (a) (b)        242,950
                                                                   ------------
                                                                        621,010
                                                                   ------------
              SWITZERLAND - 5.4%
      4,565   Credit Suisse Group (b)                                   322,990
        577   Nestle SA (b)                                             218,512
      6,757   Novartis AG (b)                                           378,073
      1,648   Roche Holdings AG (b)                                     291,027
      1,056   Swiss Re (b)                                               95,985
        464   Zurich Financial Services AG (b)                          142,956
                                                                   ------------
                                                                      1,449,543
                                                                   ------------
              UNITED KINGDOM - 19.0%
      3,368   Anglo American PLC (b)                                    197,500
     25,881   BAE Systems PLC (b)                                       208,662
      5,260   Berkeley Group (The) PLC (a) (b)                          186,780
     22,749   Cadbury Schweppes PLC (b)                                 308,487
      2,253   Carnival PLC (b)                                          107,625
     20,649   GlaxoSmithKline PLC (b)                                   537,432
     28,654   Imperial Chemical Industries PLC (b)                      356,126
     35,848   J Sainsbury PLC (b)                                       418,324
      5,771   Kesa Electricals PLC (a) (b)                               36,209
     40,854   Kingfisher PLC (b)                                        185,088
      5,131   Land Securities Group PLC (b)                             178,737
     24,124   Lloyds TSB Group PLC (b)                                  268,175
     21,968   Prudential PLC (b)                                        312,204
     23,927   Rolls-Royce Group PLC (b)                                 257,646
     13,081   Royal Dutch Shell PLC - Class A (a) (b)                   531,231
      7,055   Royal Dutch Shell PLC - Class B (a) (b)                   293,976
      6,754   Smiths Group PLC (b)                                      160,035
      7,279   Whitbread PLC (b)                                         257,351
     35,145   William Morrison Supermarkets PLC (b)                     212,250
    100,421   Woolworths Group PLC (b)                                   53,807
                                                                   ------------
                                                                      5,067,645
                                                                   ------------

              TOTAL COMMON STOCKS - 97.8% (Cost $17,540,514)       $ 26,152,066
                                                                   ------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
                                                                      VALUE

--------------------------------------------------------------------------------

              OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%         $    600,265
                                                                   ------------

              NET ASSETS - 100.0%                                  $ 26,752,331
                                                                   ============

(a)   Non-income producing security.

(b) Fair value priced (Note 1). Fair valued securities totalled $24,936,585 at June 30, 2007, representing 93.2% of net assets.

ADR - American Depositary Receipt.

See accompanying notes to schedule of investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================

1. SECURITIES VALUATION

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Select Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national or foreign stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Because the value of foreign securities may be materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of The Jamestown International Equity Fund may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate The Jamestown International Equity Fund's net asset value per share may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2007:

                                                                                        The
                                        The                                          Jamestown         The
                                     Jamestown           The             The         Tax Exempt     Jamestown
                                      Balanced        Jamestown       Jamestown       Virginia     International
                                        Fund         Equity Fund     Select Fund        Fund        Equity Fund
                                    ------------    ------------    ------------    ------------    ------------
Tax cost of portfolio investments   $ 34,001,078    $ 28,110,523    $ 21,147,028    $ 28,212,254    $ 17,562,480
                                    ============    ============    ============    ============    ============

Gross unrealized appreciation       $  9,098,672    $ 10,696,987    $  2,155,865    $    353,705    $  8,821,284
Gross unrealized depreciation           (295,127)       (122,265)       (353,362)       (233,231)       (231,698)
                                    ------------    ------------    ------------    ------------    ------------

Net unrealized appreciation         $  8,803,545    $ 10,574,722    $  1,802,503    $    120,474    $  8,589,586
                                    ============    ============    ============    ============    ============

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown International Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Williamsburg Investment Trust
              ------------------------------------------------------------------


By (Signature and Title)*  /s/ John F. Splain
                           -----------------------------------------------------
                           John F. Splain, Secretary

Date August 29, 2007
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John T. Bruce
                           -----------------------------------------------------
                           John T. Bruce, President
                           (FBP Value Fund and FBP Balanced Fund)

Date August 29, 2007
     ---------------


By (Signature and Title)*  /s/ Thomas W. Leavell
                           -----------------------------------------------------
                           Thomas W. Leavell, President
                           (The Government Street Equity Fund,
                           The Government Street Mid-Cap Fund,
                           The Government Street Bond Fund and
                           The Alabama Tax Free Bond Fund)

Date August 29, 2007
     ---------------

By (Signature and Title)*  /s/ Charles M. Caravati III
                           -----------------------------------------------------
                           Charles M. Caravati III, President
                           (The Jamestown Balanced Fund,
                           The Jamestown Equity Fund and
                           The Jamestown International Equity Fund)

Date August 29, 2007
     ---------------


By (Signature and Title)*  /s/ Joseph A. Jennings III
                           -----------------------------------------------------
                           Joseph A. Jennings III, President
                           (The Jamestown Tax Exempt Virginia Fund)

Date August 29, 2007
     ---------------


By (Signature and Title)*  /s/ Lawrence B. Whitlock, Jr.
                           -----------------------------------------------------
                           Lawrence B. Whitlock, Jr., President
                           (The Jamestown Select Fund)

Date August 29, 2007
     ---------------


By (Signature and Title)*  /s/ Joseph L. Antrim III
                           -----------------------------------------------------
                           Joseph L. Antrim III, President
                           (The Davenport Equity Fund)

Date August 29, 2007
     ---------------


By (Signature and Title)*  /s/ Mark J. Seger
                           -----------------------------------------------------
                           Mark J. Seger, Treasurer

Date August 29, 2007
     ---------------

* Print the name and title of each signing officer under his or her signature.